Statements of Stockholder's Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2019	$ 1,049	$ 2	$ 491	$ 434	$ 122
Net income (loss)	107			107
Other comprehensive income (loss), net of income tax	136				136
Ending Balance at Dec. 31, 2020	1,292	2	491	541	258
Net income (loss)	(18)			(18)
Other comprehensive income (loss), net of income tax	(123)				(123)
Ending Balance at Dec. 31, 2021	1,151	2	491	523	135
Capital contribution	100		100
Net income (loss)	(106)			(106)
Other comprehensive income (loss), net of income tax	(548)				(548)
Ending Balance at Dec. 31, 2022	$ 597	$ 2	$ 591	$ 417	$ (413)